Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Operating Lease by lessor	$ 11,049	$ 23,528	$ 76,633
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessor	2,709	6,597	1,796
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	1,274	3,716	23,899
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	$ 7,066	$ 13,215	$ 50,938